Segment and Revenue Analysis - Schedule of Long Lived Assets by Geographical Region (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long Lived Assets by Geographical Region [Line Items]
Total	$ 37,913,157	$ 41,631,570
Mainland China [Member]
Schedule of Long Lived Assets by Geographical Region [Line Items]
Total	31,389,546	36,135,935
Hong Kong [Member]
Schedule of Long Lived Assets by Geographical Region [Line Items]
Total	96,070	239,608
Australia [Member]
Schedule of Long Lived Assets by Geographical Region [Line Items]
Total	5,589,164	3,912,446
Others foreign countries and regions [Member]
Schedule of Long Lived Assets by Geographical Region [Line Items]
Total	$ 838,377	$ 1,343,581